ASSETS AND LIABILITIES HELD FOR SALE	12 Months Ended
Dec. 31, 2021
ASSETS AND LIABILITIES HELD FOR SALE
ASSETS AND LIABILITIES HELD FOR SALE

3. DISPOSITIONS AND ASSETS AND LIABILITIES HELD FOR SALE

Disposition

In April 2020, the Company completed the sale of our Ontario, California facility for a net sales price of $12,387, resulting in a gain of $6,219 included in other general expenses in the consolidated statements of operations and comprehensive income as of December 31, 2020.

Assets and Liabilities Held for Sale

In October 2021, the Company designated our Daventry, UK facility as held for sale. Accordingly, during 2021, the Company determined that the assets and liabilities associated with the Daventry facility met the criteria for classification as held for sale but did not meet the criteria for classification as discontinued operations as the deconsolidation did not represent a strategic shift in the business. Total assets and liabilities associated with the Daventry facility were $278 and $128, respectively, and are presented in our consolidated balance sheet as of December 31, 2021 as current assets held for sale and current liabilities held for sale, respectively. The Company expects to complete the sale of this facility in 2022.